Other Income (Expense), net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other Income (Expenses)

Other income (expense), net consists of the following:

	For three months ended September 30,		For nine months ended September 30,
(in thousands)	2021	2020	2021	2020

Reimbursed SPA costs	$188	$199	$472	$733
Other, net	(3)	(35)	(53)	63
Other income (expense), net	$185	$164	$419	$796

Other income, net for the years ended December 31, 2019 and 2020 consists of:

	For years ended December 31,
(in thousands)	2019	2020
Reimbursed SPA costs	$5,301	$1,172
Loss from disposal of property and equipment	(586)	-
Employee retention credit (“ERC”)	-	299
Other, net	175	81
Other income, net	$4,890	$1,552